Disposal of the Discontinued Operations of the Nfid Business (Details) - Schedule of operating result of discontinued operations of the NFID Business - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Schedule of operating result of discontinued operations of the NFID Business [Abstract]
Product sales, net	$ 39,236	$ 16,285	$ 119,541	$ 18,795
Cost of sales	30,637	29,450	98,998	30,866
Gross profit (loss)	8,599	(13,165)	20,543	(12,071)
Total operating and other non-operating expenses	(97,471)	(64,162)	(249,565)	(170,058)
Gain from sale of NFID business	1,553		1,553
Loss from discontinued operations	$ (87,319)	$ (77,327)	$ (227,469)	$ (182,129)